Reconciliation of Segment Operating Income to Consolidated Income Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	$ 154.9	$ 219.5	$ 319.2
Interest expense	(9.2)	(9.9)	(27.5)
Other income (expense), net	(0.2)	9.8	(37.6)
Total income before income taxes	145.5	219.4	254.1
Operating Segments
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	233.6	309.6	414.3
Segment Reconciling Items
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income (loss)	$ (78.7)	$ (90.1)	$ (95.1)